Operating Segments - Revenues and Operating Loss for Reportable Segments Not Including Discontinued Operations (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Technology development revenues	$ 3,067,022	$ 2,858,000	$ 3,130,206	$ 2,807,000	$ 2,627,000	$ 3,598,000	$ 3,691,000	$ 3,895,000	$ 3,943,000	$ 8,961,909	$ 8,564,743	$ 11,421,868	$ 15,126,834
Products and licensing revenues	2,303,508	1,841,000	1,568,646	2,024,000	1,478,000	1,986,000	2,021,000	1,993,000	2,338,000	6,108,799	5,070,441	6,911,707	8,338,967
Total revenues	5,370,530	4,699,000	4,698,852	4,831,000	4,105,000	5,584,000	5,712,000	5,888,000	6,281,000	15,070,708	13,635,184	18,333,575	23,465,801
Total operating loss	(719,990)	(2,753,000)	(1,302,012)	(1,739,000)	(2,241,000)	(1,322,000)	(1,020,000)	(922,000)	(867,000)	(3,635,360)	(5,283,232)	(8,035,310)	(4,130,077)
Depreciation												500,000	800,000
Amortization												400,000	300,000
Technology Development
Segment Reporting Information [Line Items]
Total operating loss	(299,980)		(259,486)							(2,835,120)	(599,303)	(3,169,605)	(1,703,370)
Depreciation	49,592		86,413							160,327	272,570	286,894	499,439
Amortization	38,641		61,563							131,615	173,140	197,765	212,790
Products and Licensing
Segment Reporting Information [Line Items]
Total operating loss	(420,010)		(1,042,526)							(800,240)	(4,683,929)	(4,865,705)	(2,426,707)
Depreciation	37,247		43,304							109,037	161,426	266,862	266,327
Amortization	$ 29,022		$ 30,851							$ 90,087	$ 104,239	$ 183,956	$ 113,471